Loans and Borrowings	12 Months Ended
Dec. 31, 2021
Loans and Borrowings [Abstract]
Loans and borrowings

19. Loans and borrowings

The book value of loans and borrowings are as follows:

	At December 31	At December 31	At December 31
	2021	2020	2019
	£’000	£’000	£’000
Current
Bank loans	635	-	-
Stocking loans	169,170	86,709	32,477
Subscription facilities	10,188	-	-
Mortgages	547	1,368	-
	180,540	88,077	32,477
Non-current
Bank loans	815	-	-
Stocking loans	8,809	-	-
Subscription facilities	56,987	-	-
Mortgages	1,502	2,126	-
	68,113	2,126	-

Total loans and borrowings	248,653	90,203	32,477

The carrying value of loans and borrowings classified as financial liabilities measured at amortized cost approximates fair value. Details of the interest rates, maturity and security details of loans and borrowings are set out in Note 24.

The Group’s loans and borrowings are mainly denominated in Pounds Sterling.